Software and Equipment, Net (Details) - Schedule of Software and Equipment, Net - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Software and Equipment, Net [Line Items]
Total		$ 37,393	$ 29,768
Less: accumulated depreciation		(14,927)	(11,277)
Software and equipment, net		22,466	18,491
Computer software [Member]
Schedule of Software and Equipment, Net [Line Items]
Total	[1]	22,410	16,523
Electronic equipment [Member[
Schedule of Software and Equipment, Net [Line Items]
Total		13,161	10,587
Vehicles [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		891	979
Office equipment and furniture [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		180	184
Leasehold improvements [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		40	762
Others [Member]
Schedule of Software and Equipment, Net [Line Items]
Total		$ 711	$ 733

[1]	In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto services and auto eInsurance service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.